UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    08/22/2008
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           78
                                         -----------
Form 13F Information Table Value Total:     $260,706
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204     8336  294350 SH       Sole             37700      0 256650
BP P L C SPONSORED ADR                          055622104      861   12375 SH       Sole                        0  12375
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      296    6700 SH       Sole                        0   6700
ROYAL DUTCH SHELL CL A                          780259206      839   10272 SH       Sole                        0  10272
3M CO                          COM              88579Y101     5743   82520 SH       Sole              9765      0  72755
ABBOTT LABORATORIES            COM              002824100      201    3792 SH       Sole                        0   3792
ALTRIA GROUP INC               COM              02209S103      535   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      466   12376 SH       Sole                        0  12376
AMERICAN INTERNATIONAL GROUP I COM              026874107      306   11557 SH       Sole                        0  11557
APPLE COMPUTER INC             COM              037833100      559    3340 SH       Sole                        0   3340
BANK OF AMERICA CORP           COM              060505104     3743  156802 SH       Sole             20700      0 136102
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       69   33414 SH       Sole                        0  33414
BRISTOL MYERS SQUIBB CO        COM              110122108      851   41446 SH       Sole                        0  41446
BURLINGTON NRTHN SANTA COM     COM              12189T104      227    2276 SH       Sole                        0   2276
CHEVRON CORP                   COM              166764100     9999  100866 SH       Sole             12760      0  88106
CHICAGO BRIDGE & IRON          COM              167250109     4125  103585 SH       Sole             12275      0  91310
CISCO SYSTEMS INC              COM              17275R102     5931  254988 SH       Sole             25988      0 229000
CITIGROUP INC                  COM              172967101      462   27590 SH       Sole                        0  27590
CLARUS CORP DEL                COM              182707109       97   17400 SH       Sole                        0  17400
COCA COLA CO                   COM              191216100     7714  148410 SH       Sole             20850      0 127560
CREDIT SUISSE HIGH YLD SH BEN  COM                             163   50000 SH       Sole                        0  50000
DEERE & CO COM                 COM              244199105     1312   18186 SH       Sole                        0  18186
DELL INC                       COM              24702R101     3967  181300 SH       Sole             30475      0 150825
DISNEY WALT CO                 COM              254687106     7265  232839 SH       Sole             24250      0 208589
DOW CHEMICAL CO                COM              260543103      238    6820 SH       Sole                        0   6820
EMERSON ELECTRIC CO            COM              291011104      682   13800 SH       Sole                        0  13800
EQUITABLE RES INC COM          COM              294549100      483    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    17304  196346 SH       Sole             18213      0 178133
GAIT LANGER INC                COM              515707107       64   52939 SH       Sole                        0  52939
GENENTECH INC COM NEW          COM              368710406      228    3000 SH       Sole                        0   3000
GENERAL ELECTRIC CO            COM              369604103     9044  338848 SH       Sole             35275      0 303573
GENERAL MILLS INC              COM              370334104      583    9600 SH       Sole                        0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     6688   38241 SH       Sole              4725      0  33516
HONEYWELL INTL INC             COM              438516106     6418  127643 SH       Sole             16700      0 110943
INTEL CORP                     COM              458140100     5392  251040 SH       Sole             37875      0 213165
INTERNATIONAL BUSINESS MACHINE COM              459200101     7567   63842 SH       Sole              6995      0  56847
ITT INDUSTRIES INC             COM              450911102      171    2703 SH       Sole                        0   2703
J P MORGAN CHASE AND CO        COM              46625H100     5400  157392 SH       Sole             19850      0 137542
JOHNSON AND JOHNSON CO         COM              478160104     8576  133288 SH       Sole             16550      0 116738
KRAFT FOODS INC CL A           COM              50075N104      512   17992 SH       Sole                        0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3870  108538 SH       Sole             19225      0  89313
MCDONALDS CORP                 COM              580135101     1349   24000 SH       Sole                        0  24000
MEDTRONIC INC                  COM              585055106     7574  146347 SH       Sole             19975      0 126372
MERCK AND CO INC               COM              589331107     8885  235752 SH       Sole             20850      0 214902
MICROSOFT CORP                 COM              594918104    10137  368471 SH       Sole             41850      0 326621
NORTHERN TRUST CORP            COM              665859104     4319   62989 SH       Sole              9775      0  53214
PEPSICO INC                    COM              713448108     1094   17210 SH       Sole                        0  17210
PFIZER INC                     COM              717081103     1580   90423 SH       Sole              8975      0  81448
PHILIP MORRIS INTL INC COM     COM              718172109     1284   26000 SH       Sole                        0  26000
PIMCO CORPORATE OPP FD COM     COM              72201b101      166   12000 SH       Sole                        0  12000
PROCTER AND GAMBLE CO          COM              742718109     8763  144100 SH       Sole             19429      0 124671
SCHERING PLOUGH CORP COM       COM              806605101     7056  358358 SH       Sole             42825      0 315533
SCHLUMBERGER LTD               COM              806857108     2869   26710 SH       Sole                        0  26710
SEALED AIR CORP NEW            COM              81211K100      481   25300 SH       Sole                        0  25300
TEXAS INSTRUMENTS INC          COM              882508104     4101  145641 SH       Sole             15900      0 129741
UNITED TECHNOLOGIES CORP       COM              913017109     6327  102546 SH       Sole             13075      0  89471
WAL MART STORES INC            COM              931142103      422    7500 SH       Sole              1500      0   6000
WARREN RES INC COM             COM              93564A100      323   22000 SH       Sole                        0  22000
WASHINGTON MUTUAL INC          COM              939322103      124   25230 SH       Sole                        0  25230
WEYERHAEUSER CO                COM              962166104      230    4500 SH       Sole                        0   4500
WYETH COM                      COM              983024100      629   13120 SH       Sole                        0  13120
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     4834   92499 SH       Sole             12660      0  79839
JAPAN INDEX FD (MSCI)                           464286848     5496  440751 SH       Sole             56195      0 384556
DOW JONES INDUSTRIAL INDEX (DI                  252787106     3722   32819 SH       Sole               786      0  32033
ENERGY SECTOR (SPDR)                            81369Y506      974   11009 SH       Sole               265      0  10744
HEALTHCARE SECTOR (SPDR)                        81369Y209     1514   49508 SH       Sole              1306      0  48202
INDUSTRIALS SECTOR (SPDR)                       81369Y704      275    8095 SH       Sole               275      0   7820
ISHARES TR DJ US TECH SEC                       464287721      414    7645 SH       Sole               275      0   7370
ISHARES TR GLDM SCHS SEMI                       464287523      538   10515 SH       Sole               290      0  10225
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4361   56751 SH       Sole              6960      0  49791
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     9852   44378 SH       Sole              6500      0  37878
POWERSHARES ETF TRUST DYN EN E                  73935x658     8269  263331 SH       Sole             37010      0 226321
POWERSHARES ETF TRUST DYN OIL                   73935X625      325    9690 SH       Sole                25      0   9665
POWERSHARES ETF TRUST WATER RE                  73935X575     5953  286189 SH       Sole             34915      0 251274
POWERSHARES     TR SER 1                        73935a104      741   16410 SH       Sole              4100      0  12310
STANDARD & POORS 500 INDEX (SP                  78462F103     8238   64371 SH       Sole              1671      0  62700
EATON VANCE INVT TR NATL TAXFR                  27826H594      106   10796 SH       Sole                        0  10796
EATON VANCE MUNS TR II TRD HIG                  27826M882       94   10367 SH       Sole                        0  10367